Fair Value Measurements	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

			Quoted Prices in	Significant Other	Significant Other
		September 30,	Active Markets	Observable Inputs	Unobservable Inputs
	Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and marketable securities held in Trust Account		$115,007,452	$115,007,452	$—	$—

Liabilities:
Warrant Liability – Private Placement Warrants		$217,260	$—	$—	$217,260

The Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the accompanying condensed consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the condensed consolidated statements of operations.

The Private Placement Warrants were valued using a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing.

There were no transfers between Levels 1, 2 or 3 during the three and nine months ended September 30, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At
	March 5, 2021
	(Initial	At
	Measurement)	September 30, 2021
Stock price	$9.78	$9.94
Strike price	$11.50	$11.50
Volatility	14.9%	19.8%
Risk-free rate	0.87%	0.95%
Probability of Business Combination occurring	75%	90.0%
Dividend yield	0.0%	0.0%
Fair value of Private Placement Warrants	$0.90	$2.13

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Warrant Liabilities
Fair value as of March 5, 2021 (Initial Measurement)	$91,800
Change in fair value	(9,180)
Fair value as of March 31, 2021	82,620
Change in fair value	232,560
Fair value as of June 30, 2021	$315,180
Change in fair value	(97,920)
Fair value as of September 30, 2021	$217,260

BCP QUALTEK HOLDCO, LLC
Fair Value Measurements

Note 9.   Fair Value Measurements

The Company measures and reports certain financial and non-financial assets and liabilities on a fair value basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e. observable inputs) and the lowest priority to data lacking transparency (i.e. unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant inputs to its valuation. The following is a description of the three hierarchy levels.

Level 1

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Active markets are considered to be those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

Level 3

Unobservable inputs are not corroborated by market data. This category is comprised of financial and non-financial assets and liabilities whose fair value is estimated based on internally developed models or methodologies using significant inputs that are generally less readily observable from objective sources.

Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfers occurred. There were no transfers between any levels during the nine months ended October 2, 2021.

The information following is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying financial statements and the related market or fair value. The disclosures include financial instruments.

Acquisition-related contingent consideration is measured at fair value on a recurring basis using unobservable inputs such as projections of financial results and cash flows for the acquired businesses and a discount factor based on the weighted average cost of capital which fall within Level 3 of the fair value hierarchy.

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial liabilities that are required to be measured at fair value on a recurring basis at October 2, 2021 and December 31, 2020 and the related activity for the nine months ended October 2, 2021 and October 3, 2020.

	Fair Value at October 2, 2021
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$28,429	$—	$—	$28,429
	$28,429	$—	$—	$28,429

	Fair Value at December 31, 2020
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$18,129	$—	$—	$18,129
	$18,129	$—	$—	$18,129

The following table sets forth a summary of the changes in fair value of the Company’s Level 3 financial liabilities:

January 1, 2021	18,129
Acquisitions (see Note 4)	24,145
Accretion	699
Change in fair value	(4,544)
Reclassification to acquisition debt	(10,000)
October 2, 2021	$28,429
January 1, 2020	$40,119
Payment of contingent consideration	(6,000)
Accretion	1,306
October 3, 2020	$35,425

Note 8.     Fair Value Measurements

The Company measures and reports certain financial and non-financial assets and liabilities on a fair value basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e. observable inputs) and the lowest priority to data lacking transparency (i.e. unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant inputs to its valuation. The following is a description of the three hierarchy levels.

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Active markets are considered to be those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in inactive markets.

Level 3 Unobservable inputs are not corroborated by market data. This category is comprised of financial and non-financial assets and liabilities whose fair value is estimated based on internally developed models or methodologies using significant inputs that are generally less readily observable from objective sources.

Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfers occurred. There were no transfers between any levels during the years ended December 31, 2020 and 2019.

The information following is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying financial statements and the related market or fair value. The disclosures include financial instruments.

Acquisition-related contingent consideration, which resulted from the Acquisitions in Note 3, is measured at fair value on a recurring basis using unobservable inputs such as projections of financial results and cash flows for the acquired businesses and a discount factor based on the weighted average cost of capital which fall within Level 3 of the fair value hierarchy.

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial liabilities that are required to be measured at fair value on a recurring basis at December 31, 2020 and 2019 and the related activity for the years ended December 31, 2020 and 2019.

	Fair Value at December 31, 2020
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration – Vertical Limit	$4,711	$—	$—	$4,711
Contingent consideration – Vinculums	13,418	—	—	13,418
	$18,129	$—	$—	$18,129

	Fair Value at December 31, 2019
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3
Financial liabilities Contingent consideration – RLI	$2,075	$—	$—	$2,075
Contingent consideration – Vertical Limit	9,195	—	—	9,195
Contingent consideration – Vinculums	22,973	—	—	22,973
Contingent consideration – Aerial	5,876	—	—	5,876
	$40,119	$—	$—	$40,119

Note 8.     Fair Value Measurements (continued)

The following table sets forth a summary of the changes in fair value of the Company’s Level 3 financial liabilities:

January 1, 2019	$10,130
Acquisitions (see Note 3)	36,117
Payment of contingent consideration	(13,108)
Accretion	832
Change in fair value	6,148
December 31, 2019	40,119
Payment of contingent consideration	(6,000)
Accretion	1,666
Reclassification to acquisition debt	(10,575)
Change in fair value	(7,081)
December 31, 2020	$18,129